Series A and B Redeemable Convertible Preferred Stock Warrants and Tranche Liabilities	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Series A and B Redeemable Convertible Preferred Stock Warrants and Tranche Liabilities
Note 8. Series A and B Redeemable Convertible Preferred Stock Warrants and Tranche Liabilities
On November 27, 2018, in connection with the execution of the Runway Loan and Security Agreement, the Company issued a warrant to purchase 35,348 shares of Series A Preferred Stock of the Company at an exercise price of $11.3518 per share (the “Runway warrant”). On August 5, 2019, in connection with the second amendment to the Runway Loan and Security Agreement, the Company amended the warrant issued to Runway Growth to increase the number of shares available to purchase to 53,023 shares of Series A Preferred Stock of the Company at an exercise price of $11.3518 per share.

The Runway warrant had a term expiring upon the earlier of
10-year
anniversary from the issuance date and liquidation of the Company. The Runway warrant had a cashless exercise provision under which their holders may, in lieu of payment of the exercise price in cash, surrender the warrant and receive a net amount of shares based on the fair market value of the Company’s stock at the time of exercise of the warrants after deduction of the aggregate exercise price. The Runway warrant contained provisions for adjustment of the exercise price and number of shares issuable upon the exercise of warrants in the event of certain stock dividends, stock splits, reorganizations, reclassifications, and consolidations.
The fair value of the Runway warrant issued was recorded as of the date of initial issuance in the amount of $0.1 million. The subsequent issuance of warrants pursuant to the August 5, 2019 amendment to the Runway Loan and Security Agreement was recorded in the amount of $0.1 million. The Runway warrant was exercised on March 11, 2021.
On April 3, 2020, in connection with the closing of the Series B redeemable convertible preferred stock, the Company issued a warrant to purchase 4,513,993 shares of Series B redeemable convertible preferred stock of the Company at an exercise price of $0.3323 per share (the “Series B warrants”). The Series B warrants could be exercised prior to the earliest to occur of (i) the
10-year
anniversary of the date of issuance, (ii) the consummation of a liquidation transaction, or (iii) the consummation of an initial public offering. These Series B warrants included a cashless exercise provision under which their holders could, in lieu of payment of the exercise price in cash, surrender the warrant and receive a net amount of shares based on the fair market value of the Company’s stock at the time of exercise of the warrants after deduction of the aggregate exercise price. The Series B warrants contained provisions for adjustment of the exercise price and number of shares issuable upon the exercise of warrants in the event of certain stock dividends, stock splits, reorganizations, reclassifications, and consolidations.
The Series B warrants were initially recognized as a liability at a fair value of $0.7 million. The Series B warrants were exercised on February 11, 2021 and the warrant liability was remeasured to fair value as of that date, resulting in a loss of $8.3 million for the year ended December 31, 2021, classified within other income (expense), net in the consolidated statements of operations and comprehensive loss.
Historically, value was assigned to each class of equity securities using an option pricing model method (“OPM”). In September 2020, the Company began allocating the equity value using a hybrid method that utilizes a combination of the OPM and the probability weighted expected return method (“PWERM”). The PWERM is a scenario-based methodology that estimates the fair value of equity securities based upon an analysis of future values for the Company, assuming various outcomes. As the probability of a transaction with a special purpose acquisition company (“SPAC”) increased, the fair value of the redeemable convertible preferred stock warrant liability increased as of the date of the exercise.
The redeemable convertible preferred stock warrants were valued using the following assumptions under the Black-Scholes option-pricing model:

	Initial Issuance Date	Subsequent Issuance Date	December 31, 2020	February 11, 2021	March 11, 2021
Stock price	$5.80	$5.80	$7.11	$10.27	$8.44
Term (years)	10.00	9.31	2.00	2.00	2.00
Expected volatility	57.81%	57.35%	76.00%	76.00%	76.00%
Risk-free interest rate	3.06%	1.75%	0.13%	0.13%	0.13%
Dividend yield	0%	0%	0%	0%	0%
Series B Redeemable Convertible Preferred Stock Tranche
In April, 2020 and May, 2020, the Company issued 62,505,102 shares of Series B redeemable convertible preferred stock at $0.3323 per share. For each share purchased, the purchaser had an option to purchase an additional share of Series B redeemable convertible preferred stock at $0.3323 per share, exercisable at any time prior to August 13, 2020 (the “Tranche Right”). The Company determined that the Tranche Right represented a freestanding obligation of the Company to issue additional shares of contingently redeemable shares if exercised by the holder. The freestanding redeemable convertible preferred stock tranche liability was initially recorded at fair value, with fair value changes recorded within other income (expense), net in the consolidated statements of operations and comprehensive loss.
In July 2020, the Company issued 37,970,846 shares of Series B redeemable convertible preferred stock at $0.3323 per share for net proceeds of $12.5 million, less $0.1 million of stock issuance costs.
In August, 2020, upon the expiration of the Tranche Right, 25,286,587 shares of Series B redeemable convertible preferred stock were issued in accordance with the Tranche Right. The remaining Tranche Right expired, unexercised, resulting in a $1.6 million gain recorded within other income (expense), net in the consolidated statements of operations and comprehensive loss.
Private Placement Warrants
Simultaneously with the closing of the Company’s initial public offering (the “IPO”) in August, 2020, the sponsor of CLA, Colonnade Sponsor LLC, purchased an aggregate of 6,000,000 Private Placement warrants at a price of $1.00 per warrant, for an aggregate purchase price of $6,000,000. The Private Placement warrants became exercisable 12 months following the closing of the Company’s IPO, and will expire 5 years from the completion of the Merger, or earlier upon redemption or liquidation. Each Private Placement warrant is exercisable for one Class A ordinary share at a price of $11.50 per share. On March 11, 2021, each outstanding Private Placement warrant automatically converted into a warrant to purchase one share of Ouster common stock pursuant to the Warrant Agreement.
The Private Placement warrants were initially recognized as a liability at a fair value of $19.4 million and the Private Placement warrant liability was remeasured to fair value as of December 31, 2021, resulting in a gain of $11.8 million in the year ended December 31, 2021, classified within other income (expense), net in the condensed consolidated statements of operations and comprehensive loss.
The Private Placement warrants were valued using the following assumptions under the Black-Scholes option-pricing model:

	March 11, 2021	December 31, 2021
Stock price	$12.00	$5.20
Exercise price of warrant	$11.50	$11.50
Term (years)	5.00	4.19
Expected volatility	27.00%	57.00%
Risk-free interest rate	0.78%	1.14%